LIQUIDITY - Purchase Commitment excluding Long-term Commitment (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Apr. 30, 2015 USD ($) item	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)
Cash commitments under equipment contracts
Number of primary transformers | item			2
Reserve account established at direction of LLC management					$ 16,636	$ 36,000	$ 36,000
Per month reduction in non-equipment related cash requirements					1,600
AMER International Group
Cash commitments under equipment contracts
Proceeds from equity investment					20,000
Sag and ball mills
Cash commitments under equipment contracts
Contractual payments for milling equipment				$ 8,900
Manufacturer Of 230kv power transformers
Cash commitments under equipment contracts
Contractual payments for milling equipment			$ 2,400
POS-Minerals Corporation
Cash commitments under equipment contracts
Cash distribution under LLC agreement	$ 1,600
Eureka Moly LLC
Cash commitments under equipment contracts
Amount received in cash as return due to terminating existing third-party transmission contracts		$ 7,900
Loss due to terminating existing third-party transmission contracts		$ 4,300			4,300
Nevada Moly LLC
Cash commitments under equipment contracts
Cash distribution under LLC agreement	$ 6,300
Purchase Commitment | Eureka Moly LLC
Cash commitments under equipment contracts
2015					1,200
2017					2,200
Total					3,400
Purchase Commitment | Nevada Moly LLC | POS-Minerals Corporation
Cash commitments under equipment contracts
Amount Funded to reserve account					$ 36,000
Purchase Commitment | Mining and milling equipment | POS-Minerals Corporation
Cash commitments under equipment contracts
Percentage of commitments funded					20.00%
Purchase Commitment | Mining and milling equipment | Eureka Moly LLC
Cash commitments under equipment contracts
2015					$ 1,200
2017					2,200
Total					3,400
Aggregate amount of equipment orders						$ 85,700
Amount of equipment orders relate to fully fabricated items					69,500
Amount of equipment orders relate to partially fabricated milling equipment, and non-refundable deposits on mining equipment					$ 16,200
Purchase Commitment | Mining and milling equipment | Nevada Moly LLC
Cash commitments under equipment contracts
Percentage of commitments funded					80.00%
Purchase Commitment | Mining and milling equipment | Nevada Moly LLC | POS-Minerals Corporation
Cash commitments under equipment contracts
Amount Funded to reserve account					$ 36,000